POST RETIREMENT BENEFIT PLAN - Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost (Details 2) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Unrecognized net actuarial (gain) loss	$ 2,920	$ 305
Unrecognized prior service cost
Total (before tax effects)	$ 2,920	$ 305